CORONAVIRUS PANDEMIC	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
CORONAVIRUS PANDEMIC
CORONAVIRUS PANDEMIC

3. CORONAVIRUS PANDEMIC

During 2020 a strain of coronavirus (COVID-19) was reported worldwide resulting in decreased economic activity and closures of businesses which has adversely affected the broader global economy. The virus has continued to affect the economy through 2021. The Company is taking all necessary steps to keep its business premises in a safe environment and is constantly monitoring the impact of COVID-19. At this time, the extent to which COVID-19 will impact the economy and the Company is uncertain. Pandemics or other significant public heath events could have a material adverse effect on the Company and the results of its operations in the future.

3. CORONAVIRUS PANDEMIC

During 2020 a strain of coronavirus (COVID-19) was reported worldwide resulting in decreased economic activity and closures of businesses which has adversely affected the broader global economy. The virus has continued to affect the economy through 2021. The Company is taking all necessary steps to keep its business premises in a safe environment and is constantly monitoring the impact of COVID-19. At this time, the extent to which COVID-19 will impact the economy and the Company is uncertain. Pandemics or other significant public heath events could have a material adverse effect on the Company and the results of its operations in the future.